Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization	The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2020	2019	2018
Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(1,207)	(1,147)	(1,084)
Net carrying amount	$44	$104	$167

Future Amortization Expense for Core Deposit Asset	The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2020 was as follows:
(Dollars in thousands)	Core Deposit Amortization
2021	$44
$44